As filed with the Securities and Exchange Commission on April 30, 2006

1933 Act File No. 33-

1940 Act File No. 811-05617

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 10549

FORM N-2

(CHECK ALL APPROPRIATE BOXES)

|_| REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

|_| Pre-Effective Amendment No. ____

|_| Post-Effective Amendment No. ____

and/or

|X| REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

|X| Amendment No. 11

TAIWAN GREATER CHINA FUND

(Exact name of Registrant as Specified in Charter)

Bank Tower, Room 1001

205 Dun Hua North Road

Taipei 105, Taiwan, R.O.C.

(Address of Principal Executive Offices

(Number, Street, City, State, Zip Code))

1-800-343-9567

(Registrant’s Telephone Number, including Area Code)

COPY TO:

Leonard B. Mackey, Jr., Esq.

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019-6131

212-878-8000

EXPLANATORY NOTE

This filing is made solely for the purpose of filing as an Exhibit the Amended and Restated By-laws of the Taiwan Greater China Fund (the “Trust”). The Amended and Restated By-laws incorporate amendments to reflect the addition of Section 5 to Article VI of the Trust’s By-Laws, regarding the powers and duties of the Trust’s Vice Chairman, and the addition of appropriate references to the Vice Chairman, as approved by the Board of Trustees of the Trust on January 26, 2007.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(2)	Exhibits
(b) Amended and Restated By-laws filed herewith.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Hartford, Connecticut on the day of April, 2007.

TAIWAN GREATER CHINA FUND

By:	______________________________
Steven R. Champion
Chief Executive Officer and President